Accounts Receivable and Other - Components of Trade Accounts Receivable, Net (Detail) - USD ($) $ in Thousands	Mar. 31, 2015	Mar. 31, 2014
Receivables [Abstract]
Trade accounts receivable, gross	$ 459,774	$ 322,140
Reserves for sales deductions:
Chargebacks	(64,119)	(46,919)
Customer rebates	(79,115)	(58,593)
Other sales deductions	(93,954)	(77,713)
Allowance for doubtful accounts	(159)	(143)
Trade accounts receivable, net	$ 222,427	$ 138,772